EQUITY - Share option plans (Details)																																		12 Months Ended
	Jun. 20, 2022 Y USD ($) SFr / shares	Jun. 20, 2022 Y USD ($) $ / shares	Feb. 15, 2022 Y USD ($) SFr / shares	Feb. 15, 2022 Y USD ($) $ / shares	Jan. 02, 2022 Y USD ($) SFr / shares	Jan. 02, 2022 Y USD ($) $ / shares	Dec. 09, 2021 Y USD ($) SFr / shares	Dec. 09, 2021 Y USD ($) $ / shares	Aug. 23, 2021 USD ($) Y SFr / shares	Aug. 23, 2021 USD ($) Y $ / shares	May 31, 2021 USD ($) SFr / shares	May 31, 2021 USD ($) $ / shares	May 18, 2021 USD ($) Y SFr / shares	May 18, 2021 USD ($) Y $ / shares	Apr. 27, 2021 Y USD ($) SFr / shares	Apr. 27, 2021 Y USD ($) $ / shares	Mar. 11, 2021 USD ($) Y SFr / shares	Mar. 11, 2021 USD ($) Y $ / shares	Mar. 01, 2021 USD ($) Y SFr / shares	Mar. 01, 2021 USD ($) Y $ / shares	Feb. 08, 2021 USD ($) Y SFr / shares	Feb. 08, 2021 USD ($) Y $ / shares	Jan. 22, 2021 Y USD ($) SFr / shares	Jan. 22, 2021 Y USD ($) $ / shares	Dec. 10, 2020 USD ($) Y SFr / shares	Dec. 10, 2020 USD ($) Y $ / shares	Aug. 06, 2020 USD ($) Y SFr / shares	Aug. 06, 2020 USD ($) Y $ / shares	Jun. 30, 2020 USD ($) Y SFr / shares	Jun. 30, 2020 USD ($) Y $ / shares	May 04, 2020 USD ($) Y SFr / shares	May 04, 2020 USD ($) Y $ / shares	Apr. 20, 2020	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Oct. 31, 2021 shares
Share option plans
Number of options granted | item																																		210,000	664,000
Weighted average fair value of options granted																							SFr 3.485
2015 Executive and Key Employee Israeli Share Option Plan
Share option plans
Number of options granted | $	100,000	100,000	12,500	12,500	97,500	97,500	90,000	90,000	15,000	15,000	18,000	18,000	36,000	36,000	85,000	85,000	45,000	45,000	250,000	250,000	75,000	75,000	50,000	50,000	120,000	120,000	15,000	15,000	50,000	50,000	80,000	80,000
Vesting period	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Percentage of vesting after one year	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	33.00%	33.00%	25.00%	25.00%	33.00%	33.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Percentage of vesting in each quarter thereafter	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	8.33%	8.33%	9.375%	9.375%	8.33%	8.33%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%
Weighted average fair value of options granted | (per share)	SFr 5.550	$ 5.753	SFr 5.387	$ 5.822	SFr 5.893	$ 6.451	SFr 6.9458	$ 7.518	SFr 5.002	$ 5.454	SFr 4.688	$ 5.224	SFr 4.505	$ 5.022	SFr 3.875	$ 4.242	SFr 3.594	$ 3.932	SFr 3.724	$ 4.074	SFr 3.485	$ 3.87		$ 3.933	SFr 4.03	$ 4.532	SFr 1.498	$ 1.649	SFr 1.729	$ 1.817	SFr 1.869	$ 1.937
Share price	17.40		17.40		19.10		19.70		16.40		13.50		12.90		11.70		11.40		11.40		11.10		SFr 11.00		8.75		5.30		5.75		5.80
Exercise price	SFr 17.39		SFr 17.69		SFr 19.33		SFr 17.02		SFr 16.82		SFr 12.08		SFr 11.56		SFr 10.96		SFr 11.09		SFr 10.73		SFr 11.24		SFr 10.73		SFr 5.73		SFr 5.61		SFr 5.61		SFr 5.26
Expected volatility	41.75%	41.75%	42.61%	42.61%	42.33%	42.33%	42.49%	42.49%	42.65%	42.65%	42.36%	42.36%	42.28%	42.28%	42.49%	42.49%	42.71%	42.71%	42.71%	42.71%	42.89%	42.89%	43.08%	43.08%	42.78%	42.78%	39.85%	39.85%	39.84%	39.84%	39.15%	39.15%
Risk free interest rate	1.15%	1.15%	0.13%	0.13%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected dividend (In percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected average life of options	3.6	3.6	3.68	3.68	3.71	3.71	3.4	3.4	3.68	3.68	3.6	3.6	3.67	3.67	3.59	3.59	3.49	3.49	3.48	3.48	3.75	3.75	3.49	3.49	3.54	3.54	3.88	3.88	3.45	3.45	3.42	3.42
Exercisable period (in years)	6 years	6 years
Extension term of Plan																																	2 years
Maximum number of shares which may be issued under the Plan | shares																																					2,000,000
Share-based compensation | $																																		$ 1,347,000	$ 1,116,000	$ 82,000